Investment in Associates and Joint Ventures (Tables)	9 Months Ended
Jul. 31, 2019
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	June 30 2019	September 30 2018
Assets
Receivables from brokers, dealers, and clearing organizations	$2,349	$1,809
Receivables from clients, net	27,514	29,773
Other assets, net	24,406	17,811
Total assets	$54,269	$49,393
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,237	$3,923
Payable to clients	32,451	30,126
Other liabilities	6,372	4,809

Total liabilities	43,060	38,858

Stockholders' equity[2]	11,209	10,535
Total liabilities and stockholders' equity	$54,269	$49,393

[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the nine months ended
	June 30 2019	June 30 2018	June 30 2019	June 30 2018
Revenues
Net interest revenue	$512	$429	$1,490	$1,170

Fee-based and other revenue	1,482	1,356	4,435	4,003

Total revenues	1,994	1,785	5,925	5,173
Operating expenses
Employee compensation and benefits	435	454	1,306	1,565

Other	597	515	1,668	1,864

Total operating expenses	1,032	969	2,974	3,429

Other expense (income)	(31)	36	42	108
Pre-tax income	993	780	2,909	1,636

Provision for income taxes	251	196	706	332
Net income[1,2]	$742	$584	$2,203	$1,304
Earnings per share – basic (Canadian dollars)	$1.34	$1.03	$3.94	$2.29

Earnings per share – diluted (Canadian dollars)	1.34	1.02	3.93	2.28

[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank's equity share in TD Ameritrade earnings for the three and nine months ended July 31, 2019 includes an adjustment of nil (three and nine months ended July 31, 2018 – a net favourable adjustment of nil and $41 million (US$32 million), respectively) primarily representing the Bank's share of TD Ameritrade's remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.